Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - Doubtful [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Doubtful Accounts [Line Items]
Balance at beginning of the year	$ 31,274,753	$ 11,558,087	$ 6,325,311
(Reversal)/ allowance	4,078,314	20,084,455	5,468,134
Removed from the terminated VIE and its subsidiaries	(5,495,747)
Effects of foreign exchange rate	1,619,067	(367,788)	(235,358)
Balance at end of the year	$ 23,319,759	$ 31,274,753	$ 11,558,087